Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings Per Share Basic And Diluted Table	The following table is a reconciliation of the numerator and denominator of the basic and diluted earnings per share computation for income from continuing operations for the years ended December 31, 2022, 2021 and 2020, where income represents the numerator and weighted-average shares represent the denominator.

Year Ended December 31,	2022			2021			2020
(in millions, except per share data)	Loss	Shares	$ per Share	Loss	Shares	$ per Share	Income	Shares	$ per Share
BASIC EARNINGS (LOSS) PER SHARE
Income (loss) from continuing operations attributable to The AES Corporation common stockholders	$(546)	668	$(0.82)	$(413)	666	$(0.62)	$43	665	$0.06
EFFECT OF DILUTIVE SECURITIES
Stock options	—	—	—	—	—	—	—	1	—
Restricted stock units	—	—	—	—	—	—	—	2	—
Equity units	—	—	—	—	—	—	—	—	—
DILUTED EARNINGS (LOSS) PER SHARE	$(546)	668	$(0.82)	$(413)	666	$(0.62)	$43	668	$0.06